Other financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of other financial assets	Other financial assets

	2024	2023

Foreign exchange portfolio	2,231,898	1,022,083
Receivables from IFAs	17,818	165,640
Compulsory and other deposits at Brazilian Central Bank (i)	10,940,466	2,956,896
Other financial assets	67,007	119,328
(-) Expected losses on other financial assets (ii)	(24,192)	(55,204)
Total	13,232,997	4,208,743

Current	11,919,324	3,471,827
Non-current	1,313,673	736,916

(i)As of December 31, 2024, the amount of R$4,343,999 (December 31, 2023 - R$2,438,896) is being presented as cash equivalents in the statements of cash flows.
(ii)The reconciliation of gross carrying amount and the expected loss, according to IFRS 9, are presented in Note 14.

Summary of other financial liabilities	Other financial liabilities

	2024	2023

Foreign exchange portfolio	2,476,659	1,361,882
Structured financing (i)	3,282,750	1,841,790
Credit cards operations	8,138,657	7,234,116
Contingent consideration (ii)	116,777	571,723
Lease liabilities	311,347	304,762
Others	404,673	917,103
Total	14,730,863	12,231,376

Current	14,343,495	11,974,989
Non-current	387,368	256,387

(i)Financing with prime brokers through the Group's proprietary fund Multistrategy using some of its own financial assets as collateral.
(ii)Contractual contingent considerations associated with investment acquisitions. The maturity of the total contingent consideration payment is up to 4 years and the contractual maximum amount payable is R$289,600 (the minimum amount is zero).